CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 133,627	$ 19,372	¥ 82,021
Restricted cash	511	74	511
Short-term investments	161,507	23,414	297,571
Inventories	46	7	11
Loan receivables, net	19,913	2,887	31,108
Prepayments, receivables and other current assets	11,602	1,682	59,208
Amounts due from related parties	14,916	2,162	15,131
Total current assets	342,122	49,598	485,561
Non-current assets:
Property and equipment, net	273,980	39,719	281,277
Intangible assets, net	536	78	718
Crypto assets	4,691	680	0
Right-of-use assets	1,054	153	941
Investments	165,008	23,921	49,971
Other non-current assets	39,520	5,729	39,759
Total non-current assets	484,789	70,280	372,666
Total assets	826,911	119,878	858,227
Current liabilities
Accounts payable	3,549	514	4,500
Salaries and welfare payable	7,909	1,147	7,873
Advances from customers	57	8	57
Taxes payable	9,105	1,320	3,144
Amounts due to related parties	5,407	784	3,477
Current portion of lease liabilities	529	77	620
Accruals and other current liabilities	291,992	42,331	301,204
Total current liabilities	318,548	46,181	320,875
Non-current liabilities
Non-current lease liabilities	239	35	352
Total non-current liabilities	239	35	352
Total liabilities	318,787	46,216	321,227
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 287,717,500 shares as of March 31, 2025 and 287,595,100 shares as of March 31, 2026)	(138,262)	(20,044)	(138,269)
Additional paid-in capital	9,490,109	1,375,777	9,490,093
Statutory reserves	9,462	1,372	6,705
Accumulated other comprehensive income	69,975	10,144	72,670
Accumulated deficit	(8,923,341)	(1,293,613)	(8,922,425)
Total MOGU Inc. shareholders' equity	508,124	73,662	508,955
Non-controlling interests	0	0	28,045
Total shareholders' equity	508,124	73,662	537,000
Total liabilities and shareholders' equity	826,911	119,878	858,227
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	24	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 2	¥ 16